Statutory Net Income and Surplus and Dividend Restrictions (Tables)	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Statutory Net Income and Surplus and Dividend Restrictions
The following table summarizes certain statutory financial information for the Company, including its subsidiary PLNJ, for the periods indicated:

	Years Ended December 31,
	2025	2024	2023
	(in millions)
Statutory net income (loss)	$446	$(5,195)	$4,923
Statutory capital and surplus	5,821	5,730	5,161